Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures
Schedule Of Equity Method Investees [Table Text Block]
Years ended December 31,	2016	2015	2014
(In thousands)
Operating results:
Total revenues	$852,160	$643,632	$715,966
Total expenses	634,173	414,975	343,100
Income tax expense	47,434	33,920	43,993
Net income	$170,553	$194,737	$328,873

At December 31,		2016	2015
(In thousands)
Balance Sheet:
Total assets		$7,640,819	$7,647,048
Total liabilities		$5,778,619	$5,388,229